Exhibit 99
Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,997,343,293.47	78,146		56.2

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$278,600,000.00	1.47%		November 15, 2018
Class A-2a Notes	$525,100,000.00	1.80%		September 15, 2020
Class A-2b Notes	$215,000,000.00	2.59263%	*	September 15, 2020
Class A-3 Notes	$557,300,000.00	2.01%		March 15, 2022
Class A-4 Notes	$177,380,000.00	2.16%		March 15, 2023
Class B Notes	$55,370,000.00	2.35%		April 15, 2023
Class C Notes	$36,910,000.00	2.50%		May 15, 2024
Total	$1,845,660,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,482,028.20

Principal:
Principal Collections	$29,199,865.36
Prepayments in Full	$14,344,572.14
Liquidation Proceeds	$652,101.06
Recoveries	$194,162.00
Sub Total	$44,390,700.56
Collections	$46,872,728.76

Purchase Amounts:
Purchase Amounts Related to Principal	$249,850.22
Purchase Amounts Related to Interest	$681.11
Sub Total	$250,531.33

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$47,123,260.09

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	18
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$47,123,260.09
Servicing Fee	$882,138.48	$882,138.48	$0.00	$0.00	$46,241,121.61
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$46,241,121.61
Interest - Class A-2a Notes	$118,235.14	$118,235.14	$0.00	$0.00	$46,122,886.47
Interest - Class A-2b Notes	$69,728.61	$69,728.61	$0.00	$0.00	$46,053,157.86
Interest - Class A-3 Notes	$933,477.50	$933,477.50	$0.00	$0.00	$45,119,680.36
Interest - Class A-4 Notes	$319,284.00	$319,284.00	$0.00	$0.00	$44,800,396.36
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,800,396.36
Interest - Class B Notes	$108,432.92	$108,432.92	$0.00	$0.00	$44,691,963.44
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$44,691,963.44
Interest - Class C Notes	$76,895.83	$76,895.83	$0.00	$0.00	$44,615,067.61
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$44,615,067.61
Regular Principal Payment	$40,712,458.94	$40,712,458.94	$0.00	$0.00	$3,902,608.67
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,902,608.67
Residual Released to Depositor	$0.00	$3,902,608.67	$0.00	$0.00	$0.00
Total		$47,123,260.09

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$40,712,458.94
Total					$40,712,458.94
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$28,885,437.36	$55.01	$118,235.14	$0.23	$29,003,672.50	$55.24
Class A-2b Notes	$11,827,021.58	$55.01	$69,728.61	$0.32	$11,896,750.19	$55.33
Class A-3 Notes	$0.00	$0.00	$933,477.50	$1.68	$933,477.50	$1.68
Class A-4 Notes	$0.00	$0.00	$319,284.00	$1.80	$319,284.00	$1.80
Class B Notes	$0.00	$0.00	$108,432.92	$1.96	$108,432.92	$1.96
Class C Notes	$0.00	$0.00	$76,895.83	$2.08	$76,895.83	$2.08
Total	$40,712,458.94	$22.06	$1,626,054.00	$0.88	$42,338,512.94	$22.94

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$78,823,423.92	0.1501113	$49,937,986.56	0.0951019
Class A-2b Notes	$32,273,921.42	0.1501113	$20,446,899.84	0.0951019
Class A-3 Notes	$557,300,000.00	1.0000000	$557,300,000.00	1.0000000
Class A-4 Notes	$177,380,000.00	1.0000000	$177,380,000.00	1.0000000
Class B Notes	$55,370,000.00	1.0000000	$55,370,000.00	1.0000000
Class C Notes	$36,910,000.00	1.0000000	$36,910,000.00	1.0000000
Total	$938,057,345.34	0.5082504	$897,344,886.40	0.4861919

Pool Information
Weighted Average APR	2.784%	2.776%
Weighted Average Remaining Term	41.93	41.10
Number of Receivables Outstanding	54,465	53,242
Pool Balance	$1,058,566,170.07	$1,013,628,838.94
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$980,862,406.70	$939,475,887.79
Pool Factor	0.5299871	0.5074885

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,986,716.47
Yield Supplement Overcollateralization Amount	$74,152,951.15
Targeted Overcollateralization Amount	$116,283,952.54
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$116,283,952.54

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,986,716.47
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,986,716.47
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,986,716.47

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	18
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		120	$490,942.35
(Recoveries)		89	$194,162.00
Net Loss for Current Collection Period			$296,780.35
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3364%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5273%
Second Prior Collection Period			0.5267%
Prior Collection Period			0.6100%
Current Collection Period			0.3437%
Four Month Average (Current and Prior Three Collection Periods)			0.5020%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2465	$8,708,903.91
(Cumulative Recoveries)			$895,697.94
Cumulative Net Loss for All Collection Periods			$7,813,205.97
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3912%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,533.02
Average Net Loss for Receivables that have experienced a Realized Loss			$3,169.66

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.87%	381	$8,791,634.31
61-90 Days Delinquent	0.12%	54	$1,235,159.95
91-120 Days Delinquent	0.04%	14	$451,264.46
Over 120 Days Delinquent	0.03%	17	$342,445.43
Total Delinquent Receivables	1.07%	466	$10,820,504.15

Repossession Inventory:
Repossessed in the Current Collection Period		30	$797,100.43
Total Repossessed Inventory		46	$1,202,103.53

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1420%
Prior Collection Period			0.1414%
Current Collection Period			0.1596%
Three Month Average			0.1477%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2002%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-C
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	18

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer